                               ------------------
                               PLATINUM CLASS(SM)
                               ------------------

                           [AMERICAN ADVANTAGE LOGO]

                                   PROSPECTUS
                                 MARCH 1, 2000

                                    AMERICAN
                              AADVANTAGE FUNDS(R)

                              AMERICAN AADVANTAGE
                                MILEAGE FUNDS(R)

                    MANAGED BY AMR INVESTMENT SERVICES, INC.

[GRAPHIC]

o Money Market Fund

o Municipal Money
  Market Fund

o U.S. Government Money
  Market Fund



o Money Market Mileage Fund

o Municipal Money Market
  Mileage Fund

o U.S. Government Money
  Market Mileage Fund

                               Available through:

                                 TD WATERHOUSE

The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of these Funds. To state otherwise is a criminal offense.

TABLE OF CONTENTS
-----------------

About the Funds
Overview....................................................    3
Investment Objective........................................    4
Principal Strategies........................................    4
Risk Factors................................................    6
Investor Profile............................................    7
Historical Performance......................................    7
Fees and Expenses...........................................   14
Examples....................................................   15
The Manager.................................................   15
Valuation of Shares.........................................   16
About Your Investment
Purchase and Redemption of Shares...........................   16
Distributions and Taxes.....................................   20
AAdvantage(R) Miles.........................................   21
Additional Information
Distribution of Trust Shares................................   23
Master-Feeder Structure.....................................   23
Financial Highlights........................................   24

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About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

Overview                        The American AAdvantage Funds (the "AAdvantage
--------                        Funds") and the American AAdvantage Mileage
                                Funds (the "Mileage Funds") are managed by AMR
                                Investment Services, Inc. (the "Manager"), a
                                wholly owned subsidiary of AMR Corporation.
                                The AAdvantage Funds and Mileage Funds
                                (collectively, the "Funds") operate under a
                                master-feeder structure. This means that each
                                Fund seeks its investment objective by investing
                                all of its investable assets in a corresponding
                                Portfolio of the AMR Investment Services Trust
                                ("AMR Trust") that has a similar name and
                                identical investment objective. Throughout this
                                Prospectus, statements regarding investments by
                                a Fund refer to investments made by its
                                corresponding Portfolio. For easier reading, the
                                term "Fund" is used throughout the Prospectus to
                                refer to either a Fund or its Portfolio, unless
                                stated otherwise. See "Master-Feeder Structure".
                                Each shareholder of the Mileage Funds will
                                receive American Airlines(R) AAdvantage(R)
                                travel awards program ("AAdvantage") miles.(1)
                                AAdvantage miles will be posted monthly to each
                                shareholder's AAdvantage account at an annual
                                rate of one mile for every $10 invested in the
                                Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Money Market Funds")
-----------------------------------------
American AAdvantage Money Market Fund
American AAdvantage Money Market Mileage Fund

Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------
American AAdvantage Municipal Money Market Fund
American AAdvantage Municipal Money Market Mileage Fund

U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------
American AAdvantage U.S. Government Money Market Fund
American AAdvantage U.S. Government Money Market Mileage Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE            Current income, liquidity and the maintenance of
--------------------            a stable price of $1.00 per share.
(All Funds)

PRINCIPAL STRATEGIES            Each Money Market Fund invests exclusively in
--------------------            high quality variable or fixed rate, U.S.
(Money Market Funds)            dollar-denominated short-term money market
                                instruments. These securities may include
                                obligations of the U.S. Government, its agencies
                                and instrumentalities; corporate debt
                                securities, such as commercial paper, master
                                demand notes, loan participation interests,
                                medium-term notes and funding agreements;
                                Yankeedollar and Eurodollar bank certificates of
                                deposit, time deposits, and bankers'
                                acceptances; asset-backed securities; and
                                repurchase agreements involving the foregoing
                                obligations.

                                Each Fund will only buy securities with the following credit qualities:

                                - rated in the highest short-term categories by
                                  two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by
                                  Moody's Investors Service, Inc., at the time of purchase,

                                - rated in the highest short-term category by
                                  one rating organization if the securities are rated only by one rating organization, or

                                - unrated securities that are determined to be
                                  of equivalent quality by the Manager pursuant to

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                                  guidelines approved by each Fund's Board of Trustees.

                                Each Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Fund may not maintain this concentration.

                                Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Municipal Funds)               Under normal market conditions, each Municipal
                                Fund invests at least 80% of its net assets in
                                securities whose interest income is exempt from
                                federal income tax. These securities may be
                                issued by or on behalf of the governments of
                                U.S. states, counties, cities, towns,
                                territories, or public authorities. All
                                securities purchased by each Fund will be
                                guaranteed by the U.S. Government, its agencies,
                                or instrumentalities; secured by irrevocable
                                letters of credit issued by qualified banks; or
                                guaranteed by one or more municipal bond
                                insurance policies.

                                Each Fund will only buy securities with the following credit qualities:

                                - rated in the highest short-term categories by
                                  two rating organizations, such as "A-1" by Standard & Poor's and "P-1" by Moody's
                                  Investors Service, Inc., at the time of
                                  purchase,

                                - rated in the highest short-term category by
                                  one rating organization if the securities are rated only by one rating organization, or

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

                                - unrated securities that are determined to be
                                  of equivalent quality by the Manager pursuant to guidelines approved by each Fund's Board of Trustees.

                                Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Government Funds)              Each Government Fund invests exclusively in
                                obligations issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities
                                and repurchase agreements that are
                                collateralized by such obligations. Some of
                                these securities are not backed by the full
                                faith and credit of the U.S. Government. U.S.
                                Government securities include direct obligations
                                of the U.S. Treasury (such as Treasury bills,
                                Treasury notes and Treasury bonds).

                                Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

RISK FACTORS                    - The yield paid by each Fund is subject to
------------                      changes in interest rates. As a result, there
(All Funds)                       is risk that a decline in short-term interest
                                  rates would lower its yield and the overall
                                  return on your investment.

                                - Although each Fund seeks to preserve the value
                                  of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                Your investment in a Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

(Money Market and               - As with any money market fund, there is the
Municipal Funds)                  risk that the issuers or guarantors of
                                  securities owned by each Fund will default on
                                  the payment of principal or interest or the
                                  obligation to repurchase securities from each
                                  Fund.

INVESTOR PROFILE                All of the Funds may be suitable for investors
----------------                who:
(All Funds)
                                - seek the preservation of capital and to avoid
                                  fluctuations in principal

                                - desire regular, monthly income from a highly
                                  liquid investment

                                - require a short-term vehicle for cash when
                                  making long-term investment decisions

                                - seek a rate of return that is potentially
                                  higher than certificates of deposit or savings accounts

(Municipal Funds)               The Municipal Funds may be suitable for
                                investors who:

                                - desire regular, monthly income that is
                                  generally exempt from Federal income tax

                                - seek an after-tax rate of return that is
                                  potentially higher than certificates of
                                  deposit or savings accounts

(Mileage Funds)                 The Mileage Funds may be suitable for investors
                                who desire to receive miles in the American
                                Airlines AAdvantage(R) program.

HISTORICAL PERFORMANCE          The bar charts and tables below provide an
----------------------          indication of risk by showing how each Fund's
                                performance has varied from year to year. Past
                                performance is not necessarily indicative of how
                                each Fund will perform in the future. You may
                                call 1-800-388-3344 to obtain each Fund's
                                current seven-day yield.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

(American AAdvantage            The Platinum Class of the Fund began offering
Money Market Fund(sm))          its shares on November 7, 1995. However, another
                                class of shares of the Fund not offered in this
                                prospectus has been offered since September 1,
                                1987. In the chart and table below, performance
                                results before November 7, 1995 are for the
                                older class. Because the other class had lower
                                expenses, its performance was better than the
                                Platinum Class of the Fund would have realized
                                in the same period.

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90.....................................................................   8.40%
91.....................................................................   6.77%
92.....................................................................   4.02%
93.....................................................................   3.28%
94.....................................................................   4.22%
95.....................................................................   5.93%
96.....................................................................   4.77%
97.....................................................................   4.90%
98.....................................................................   4.82%
99.....................................................................   4.41%

Highest Quarterly Return:             2.06%
  (1/1/90 through 12/31/99)     (2nd Quarter 1990)
Lowest Quarterly Return:              0.80%
  (1/1/90 through 12/31/99)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/99
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Fund...........................................  4.41%     4.96%     5.14%

(American AAdvantage            The Fund's performance, as shown in the chart
Money Market Mileage            and table below, is derived from a combination
Fund(sm))                       of the Fund's performance and that of another
                                fund (the "Companion Fund") not offered in this
                                prospectus. The Companion Fund has been managed
                                by the Manager since its inception on September
                                1, 1987. Like the Fund, the Companion Fund
                                invests all of its investable assets in a
                                corresponding Portfolio of the AMR Trust. The
                                performance results from inception through
                                October 31, 1995 are those of the Companion
                                Fund. (Results through October 31, 1991 are for
                                the Companion Fund's Institutional Class of
                                shares and from November 1, 1991 through October
                                31, 1995 are for the Companion Fund's Mileage
                                Class of shares.) The Fund began offering it
                                shares on November 1, 1995. Performance results
                                shown below from that date through January 28,
                                1996 are for the initial class of Fund shares.
                                The Platinum Class of the Fund began offering
                                its shares

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

                                on January 29, 1996. Thus, performance results from that date through December 31, 1999 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90...................................................................     8.40%
91...................................................................     6.77%
92...................................................................     4.02%
93...................................................................     3.28%
94...................................................................     4.22%
95...................................................................     5.93%
96...................................................................     4.56%
97...................................................................     4.74%
98...................................................................     4.67%
99...................................................................     4.30%

Highest Quarterly Return:             2.06%
  (1/1/90 through 12/31/99)     (2nd Quarter 1990)
Lowest Quarterly Return:              0.74%
  (1/1/90 through 12/31/99)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/99
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Mileage Fund...................................  4.30%     4.80%     4.97%

--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

(American AAdvantage            The Platinum Class of the Fund began offering
Municipal Money Market          its shares on November 7, 1995. However, another
Fund(sm))                       class of shares of the Fund not offered in this
                                prospectus has been offered since November 10,
                                1993. In the chart and table below, performance
                                results before November 7, 1995 are for the
                                older class. Because the other class had lower
                                expenses, its performance was better than the
                                Platinum Class of the Fund would have realized
                                in the same period.

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94...................................................................     2.66%
95...................................................................     3.71%
96...................................................................     2.78%
97...................................................................     2.83%
98...................................................................     2.64%
99...................................................................     2.34%

Highest Quarterly Return:              1.00%
  (1/1/94 through 12/31/99)      (2nd Quarter 1995)
Lowest Quarterly Return:               0.49%
  (1/1/94 through 12/31/99)      (1st Quarter 1999)

                                                          AVERAGE ANNUAL TOTAL RETURN
                                                       ----------------------------------
                                                                 AS OF 12/31/99
                                                       ----------------------------------
                                                                          SINCE INCEPTION
                                                       1 YEAR   5 YEARS     (11/10/93)
                                                       ------   -------   ---------------
Municipal Money Market Fund..........................  2.34%     2.86%         2.81%

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

(American AAdvantage            The Fund's performance, as shown in the chart
Municipal Money Market          and table below, is derived from a combination
Mileage Fund(sm))               of the Fund's performance and that of another
                                fund (the "Companion Fund") not offered in this
                                prospectus. The Companion Fund has been managed
                                by the Manager since its inception on November
                                10, 1993. Like the Fund, the Companion Fund
                                invests all of its investable assets in a
                                corresponding Portfolio of the AMR Trust. The
                                performance results from inception through
                                October 31, 1995 are those of the Companion
                                Fund's Mileage Class of shares. The Fund began
                                offering it shares on November 1, 1995.
                                Performance results shown below from that date
                                through October 31, 1999 are for the initial
                                class of Fund shares. The Platinum Class of the
                                Fund began offering its shares on November 1,
                                1999. Thus, performance results from that date
                                through December 31, 1999 are for the Platinum
                                Class of Fund shares. Because the Companion Fund
                                and the Fund's initial class had lower expenses,
                                their performance was better than the Fund would
                                have realized in the same period.

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94...................................................................     2.37%
95...................................................................     3.48%
96...................................................................     3.09%
97...................................................................     3.23%
98...................................................................     3.06%
99...................................................................     2.69%

Highest Quarterly Return:               0.91%
  (1/1/94 through 12/31/99)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.46%
  (1/1/94 through 12/31/99)       (1st Quarter 1994)

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                         -------------------------------
                                                                 AS OF 12/31/99
                                                         -------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                         1 YEAR    5 YEARS    (11/10/93)
                                                         ------    -------    ----------
Municipal Money Market Mileage Fund....................  2.69%      3.11%       2.96%

--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

(American AAdvantage            The Platinum Class of the Fund began offering
U.S. Government Money           its shares on November 7, 1995. However, another
Market Fund(sm))                class of shares of the Fund not offered in this
                                prospectus has been offered since March 2, 1992.
                                In the chart and table below, performance
                                results before November 7, 1995 are for the
                                older class. Because the other class had lower
                                expenses, its performance was better than the
                                Platinum Class of the Fund would have realized
                                in the same period.

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93...................................................................     3.05%
94...................................................................     4.09%
95...................................................................     5.62%
96...................................................................     4.51%
97...................................................................     4.65%
98...................................................................     4.62%
99...................................................................     4.20%

Highest Quarterly Return:                1.43%
  (1/1/93 through 12/31/99)        (2nd Quarter 1995)
Lowest Quarterly Return:                 0.74%
  (1/1/93 through 12/31/99)        (4th Quarter 1993)

                                                      AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------
                                                             AS OF 12/31/99
                                                   ----------------------------------
                                                                      SINCE INCEPTION
                                                   1 YEAR   5 YEARS      (3/2/92)
                                                   ------   -------   ---------------
U.S. Government Money Market Fund................  4.20%     4.72%         4.30%

(American AAdvantage            The Fund's performance, as shown in the chart
U.S. Government Money           and table below, is derived from a combination
Market Mileage Fund(sm))        of the Fund's performance and that of another
                                fund (the "Companion Fund") not offered in this
                                prospectus. The Companion Fund has been managed
                                by the Manager since its inception on March 2,
                                1992. Like the Fund, the Companion Fund invests
                                all of its investable assets in a corresponding
                                Portfolio of the AMR Trust. The performance
                                results from inception through October 31, 1995
                                are those of the Companion Fund. (Results
                                through October 31, 1993 are for the Companion
                                Fund's Institutional Class of shares and from
                                November 1, 1993 through October 31, 1995 are
                                for the Companion Fund's Mileage Class of
                                shares.) The Fund began offering it shares on
                                November 1, 1995. Performance results shown
                                below from that date through October 31, 1999
                                are for the initial class of Fund shares. The
                                Platinum Class of the Fund began offering its
                                shares

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

                                on November 1, 1999. Thus, performance results from that date through December 31, 1999 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93...................................................................     3.00%
94...................................................................     3.79%
95...................................................................     5.37%
96...................................................................     4.91%
97...................................................................     5.04%
98...................................................................     5.04%
99...................................................................     4.55%

Highest Quarterly Return:                1.35%
  (1/1/93 through 12/31/99)        (2nd Quarter 1995)
Lowest Quarterly Return:                 0.70%
  (1/1/93 through 12/31/99)        (4th Quarter 1993,
                                   1st Quarter 1994)

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                         -------------------------------
                                                                 AS OF 12/31/99
                                                         -------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                         1 YEAR    5 YEARS     (3/2/92)
                                                         ------    -------    ----------
U.S. Government Money Market Mileage Fund..............   4.55%     4.98%        4.42%

--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

FEES AND EXPENSES               This table describes the fees and expenses that
-----------------               you may pay if you buy and hold shares of each
                                Fund. The expense table and the Examples below reflect the expenses of each Fund and its corresponding Portfolio.

                                                                                                                U.S.
                                                                                    MUNICIPAL      U.S.      GOVERNMENT
                                                               MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                                     MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                                     MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                                     ------   -------   ---------   ---------   ----------   ----------

Management Fees....................................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees..........................  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.....................................  0.60%(2)  0.75%      0.69%(2)    0.92%(1)    0.64%(2)     0.95%(1)
                                                     -----     -----      -----       -----       -----        -----

Total Annual Fund Operating Expenses...............  0.95%     1.10%      1.04%       1.27%       0.99%        1.30%
                                                     =====     =====      =====       =====       =====        =====

Fee Waiver and/or Expense Reimbursement............     --     0.01%(3)      --       0.17%(4)       --        0.20%(5)
Net Expenses.......................................  0.95%     1.09%      1.04%       1.10%       0.99%        1.10%

(1)   Other Expenses are based on estimates for the current fiscal year.

(2)   Other Expenses reflects current fees.

(3) The Manager has contractually agreed to waive a portion of Distribution Fees for the Money Market Mileage Fund through December 31, 2000 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.09%.

(4) The Manager has contractually agreed to waive a portion of Distribution Fees for the Municipal Money Market Mileage Fund through December 31, 2000 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.

(5) The Manager has contractually agreed to waive a portion of Distribution Fees for the U.S. Government Money Market Mileage Fund through December 31, 2000 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

EXAMPLES                        These examples are intended to help you compare
--------                        the cost of investing in each Fund with the cost
                                of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                    ------   -------   -------   --------
                      Money Market................................   $ 97     $303      $525      $1,166
                      Money Market Mileage*.......................   $111     $349      $605      $1,339
                      Municipal Money Market*.....................   $106     $331      $574      $1,271
                      Municipal Money Market Mileage*.............   $112     $386      $681      $1,519
                      U.S. Government Money Market................   $101     $315      $547      $1,213
                      U.S. Government Money Market Mileage*.......   $112     $392      $694      $1,550


                                * Fee waivers are only guaranteed by the Manager
                                  through December 31, 2000. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.

THE MANAGER                     The Funds have retained AMR Investment Services,
-----------                     Inc. to serve as their Manager. The Manager,
                                located at 4333 Amon Carter Boulevard, Fort
                                Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December
                                31, 1999, the Manager had approximately $21.7 billion of assets under management, including approximately $8.4 billion under active management and $13.3 billion as named fiduciary or financial adviser. Of the total, approximately $15.3 billion of assets are related to AMR Corporation.

                                The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

                                develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

VALUATION OF SHARES             The price of each Fund's shares is based on its
-------------------             net asset value ("NAV") per share. Each Fund's
                                NAV is computed by adding total assets,
                                subtracting all of the Fund's liabilities, and
                                dividing the result by the total number of
                                shares outstanding. Securities held by the Funds
                                are valued in accordance with the amortized cost
                                method, which is designed to enable the Funds to
                                maintain a stable NAV of $1.00 per share. Debt
                                securities (other than short-term securities)
                                usually are valued on the basis of prices
                                provided by a pricing service. In some cases,
                                the price of debt securities is determined using
                                quotes obtained from brokers.

                                The NAV of Platinum Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock
                                Exchange ("Exchange"), generally 4:00 p.m.
                                Eastern time, on each day on which the Exchange is open for business, with the exception of Columbus Day and Veterans Day. The Funds are closed and no NAV is calculated on these days.

ABOUT YOUR INVESTMENT
-------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Eligibility                     Platinum Class shares are offered on a
                                continuous basis at net asset value through
                                selected financial institutions (such as banks
                                and broker-dealers). Shares of the Mileage Funds
                                are offered only to individuals and certain
                                grantor trusts. Qualified retirement plans (i.e.
                                IRAs, Keogh, profit sharing

--------------------------------------------------------------------------------

About Your Investment                  16                             Prospectus

                                plans) and institutional investors are not eligible to invest in the Mileage Funds.

Purchase Policies               No sales charges are assessed on the purchase or
                                sale of Fund shares. Shares of the Funds are
                                offered and purchase orders accepted until the
                                deadlines listed below on each day on which the
                                Exchange is open for trading. In addition,
                                shares are not offered and orders are not
                                accepted on Columbus Day and Veterans Day.

                                                                    PURCHASE BY
                                             FUND                 (EASTERN TIME):*
                                             ----                 ----------------
                               Money Market and
                                 Government Funds                     4:00 p.m.
                               Municipal Funds                       11:45 a.m.
                               * or the close of the Exchange
                                 (whichever comes first)

                                If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S.
                                funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account              A completed, signed application is required to
                                open an account. Financial institutions may have
                                different procedures for opening an account.
                                Eligible investors in the Mileage Funds can
                                enroll in the American Airlines AAdvantage(R)
                                Program by calling (800) 433-7300. You may
                                request a Fund application form by calling (800)
                                934-4448.

                                Complete the application, sign it and:

                                                   Mail to:
                                                TD Waterhouse
                                              Processing Center
                                                P.O. Box 1085
                                          New York, NY 10268-1085

--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

Redemption Policies             Shares of any Fund may be redeemed by telephone
                                or mail on any day that the Fund is open for
                                business. The redemption price will be the NAV
                                next determined after a redemption order is
                                received in good order. Any questions regarding
                                what constitutes good order should be directed
                                to the financial institution through which Fund
                                shares were purchased. Proceeds from redemptions
                                requested by the following deadlines will
                                generally be wired to shareholders on the same
                                day.

                                                                     SAME DAY
                                                                 WIRE REDEMPTION
                                                                  ORDER DEADLINE
                               FUND                              (EASTERN TIME)*:
                               ----                              ----------------
                               Money Market and Government
                                 Funds                               2:00 p.m.
                               Municipal Funds                      11:45 a.m.
                                        * or the close of the Exchange
                                            (whichever comes first)

                                In any event, proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

                                The Funds reserve the right to suspend
                                redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted;
                                (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

                                Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding
                                Portfolio. Unpaid dividends credited to an account up to the date of redemption of all

--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

                                shares generally will be paid at the time of redemption.

General Policies                If a shareholder's account balance in any Fund
                                falls below $1,000, the shareholder may be asked
                                to increase the balance. If the account balance
                                remains below $1,000 after 45 days, the Funds
                                reserve the right to close the account and send
                                the proceeds to the shareholder.

                                The following policies apply to instructions you may provide to the Funds by telephone:

                                - The Funds, their officers, trustees,
                                  directors, employees, or agents are not
                                  responsible for the authenticity of
                                  instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                                - The Funds employ procedures reasonably
                                  designed to confirm that instructions
                                  communicated by telephone are genuine.

                                - Due to the volume of calls or other unusual
                                  circumstances, telephone redemptions may be difficult to implement during certain time periods.

                                The Funds reserve the right to:

                                - reject any order for the purchase of shares
                                  and to limit or suspend, without prior notice, the offering of shares,

                                - modify or terminate the exchange privilege at
                                  any time,

                                - limit the number of exchanges between Funds an
                                  investor may exercise, and

                                - seek reimbursement from you for any related
                                  loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

                                Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial

--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

                                institutions may be subject to transaction fees.
                                Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts.
                                Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.

DISTRIBUTIONS AND TAXES         The Funds distribute most or all of their net
-----------------------         earnings in the form of dividends from net
                                investment income and distributions of realized
                                net capital gains that are paid to shareholders
                                monthly on the first business day after the
                                month ends. Unless the account application
                                instructs otherwise, distributions will be
                                reinvested in additional Fund shares. Usually,
                                dividends (except those paid by the Municipal
                                Funds) and distributions of net realized gains
                                are taxable events.

                                The Municipal Funds designate most of their distributions as "exempt-interest dividends," which may be excluded from gross income. If the Funds earn taxable income from any of their investments, that income will be distributed as a taxable dividend. If the Funds invest in private activity obligations, shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax ("AMT").
                                Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Funds' exempt-interest income by state.

                                This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect

--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

                                of federal, state or local income taxes on an investment in the Funds.

AADVANTAGE(R) MILES             The AAdvantage program offers the opportunity to
-------------------             obtain free upgrades and travel awards on
                                American Airlines and AAdvantage airline
                                participants, as well as upgrades and discounts
                                on car rental and hotel accommodations. For more
                                information about the AAdvantage program, call
                                American Airlines at (800) 433-7300.

                                AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's
                                AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

                                For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees.
                                American Airlines has informed the Mileage Funds that in administering an AAdvantage

--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

                                member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.
                                The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may find it necessary to change AAdvantage program rules, regulations, travel awards and special offers at any time. This means that American Airlines may initiate changes impacting, for example, participant affiliations, rules for earning mileage credit, mileage levels and rules for the use of travel awards, continued availability of travel awards, blackout dates and limited seating for travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage program with six months' notice. AAdvantage travel awards, mileage accrual and special offers are subject to governmental regulations.

--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

ADDITIONAL INFORMATION
----------------------

DISTRIBUTION OF                 The AAdvantage Funds and Mileage Funds have each
TRUST SHARES                    adopted a Distribution Plan for the Platinum
---------------                 Class (the "Plans") in accordance with Rule
                                12b-1 under the Investment Company Act of 1940
                                ("1940 Act"), which allow the Funds to pay
                                distribution and other fees for the sale of Fund
                                shares and for other services provided to
                                shareholders. In addition, the Mileage Funds'
                                Plan authorizes expenses incurred in connection
                                with participation in the AAdvantage program.
                                The Plans provide that each Platinum Class Fund
                                will pay 0.25% per annum of its average daily
                                net assets to the Manager (or another entity
                                approved by the applicable Board). Because these
                                fees are paid out of each Fund's assets on an
                                on-going basis, over time these fees will
                                increase the cost of your investment and may
                                cost you more than paying other types of sales
                                charges.

MASTER-FEEDER STRUCTURE         The Funds operate under a master-feeder
-----------------------         structure. This means that each Fund is a
                                "feeder" fund that invests all of its investable
                                assets in a "master" fund with the same
                                investment objective. The "master" fund
                                purchases securities for investment. The
                                master-feeder structure works as follows:

                                                INVESTOR
                                           purchases shares of
                                               FEEDER FUND
                                            which invests in
                                               MASTER FUND
                                               which buys
                                          INVESTMENT SECURITIES

                                Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the

--------------------------------------------------------------------------------

Prospectus                             23                 Additional Information
                                investment policies and restrictions described in this Prospectus.

FINANCIAL HIGHLIGHTS            The financial highlights tables are intended to
--------------------            help you understand each Fund's financial
                                performance for the past five years (or, if shorter, the period of the Fund's operations).
                                Certain information reflects financial results for a single share of the Fund's Platinum Class.
                                The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

                                                           MONEY MARKET FUND
                                 -----------------------------------------------------------------
                                                            PLATINUM CLASS
                                 -----------------------------------------------------------------
                                  TWO MONTHS                                           NOVEMBER 7,
                                    ENDED               YEAR ENDED OCTOBER 31,           1995 TO
                                 DECEMBER 31,   -----------------------------------    OCTOBER 31,
FOR A SHARE OUTSTANDING              1999         1999         1998         1997          1996
THROUGHOUT THE PERIOD:           ------------   --------     --------     --------     -----------
Net asset value, beginning
 of period......................   $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                   --------     --------     --------     --------      --------
Net investment income...........       0.01(A)      0.04(A)      0.05(A)      0.05(A)       0.05(A)
Less dividends from net
 investment income..............      (0.01)       (0.04)       (0.05)       (0.05)        (0.05)
                                   --------     --------     --------     --------      --------
Net asset value, end
 of period......................   $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                   ========     ========     ========     ========      ========
Total return (not annualized)...       0.82%(C)     4.33%        4.89%        4.87%         4.78%(B,C)
                                   ========     ========     ========     ========      ========
Ratios and supplemental data:
 Net assets, end of period
  (in thousands)................   $866,041     $841,653     $744,226     $494,413      $119,981
 Ratios to average net assets
   (annualized)
   Expenses.....................       1.00%(A)     0.97%(A)     0.94%(A)     0.93%(A)      0.94%(A)
   Net investment income........       4.87%(A)     4.24%(A)     4.78%(A)     4.80%(A)      4.63%(A)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized.

--------------------------------------------------------------------------------

Additional Information                 24                             Prospectus

                                                                    MONEY MARKET MILEAGE FUND
                                            -------------------------------------------------------------------------
                                                                        PLATINUM CLASS(A)
                                            -------------------------------------------------------------------------
                                             TWO MONTHS                     YEAR ENDED                    JANUARY 29,
                                               ENDED                       OCTOBER 31,                        TO
                                            DECEMBER 31,       ------------------------------------       OCTOBER 31,
FOR A SHARE OUTSTANDING                         1999             1999          1998          1997            1996
THROUGHOUT THE PERIOD:                      ------------       --------       -------       -------       -----------
Net asset value, beginning of period......    $   1.00         $   1.00       $  1.00       $  1.00         $  1.00
                                              --------         --------       -------       -------         -------
Income from investment operations:
 Net investment income(B).................        0.01             0.04          0.05          0.05            0.03
 Dividends from net investment income.....       (0.01)           (0.04)        (0.05)        (0.05)          (0.03)
                                              --------         --------       -------       -------         -------
Net asset value, end of period............    $   1.00         $   1.00       $  1.00       $  1.00         $  1.00
                                              ========         ========       =======       =======         =======
Total return (not annualized).............        0.80%(C)         4.22%         4.74%         4.71%           4.78%(C)
                                              ========         ========       =======       =======         =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).............................    $442,218         $342,192       $73,875       $49,184         $15,429
 Ratios to average net assets
   (annualized)(B):
   Expenses...............................        1.09%            1.09%         1.09%         1.09%           1.09%
   Net investment income..................        4.80%            4.17%         4.64%         4.64%           4.48%
 Decrease reflected in above expense ratio
   due to absorption of expenses by the
   Manager................................        0.01%               -          0.03%         0.05%           0.15%

(A) The Money Market Mileage Fund-Platinum Class commenced active operations on January 29, 1996, and at that time the existing shares of the Fund were designated as Mileage Class shares.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Not annualized.

--------------------------------------------------------------------------------

Prospectus                             25                 Additional Information

                                                                      MUNICIPAL MONEY MARKET FUND
                                                     --------------------------------------------------------------
                                                                             PLATINUM CLASS
                                                     --------------------------------------------------------------
                                                      TWO MONTHS                                        NOVEMBER 7,
                                                        ENDED            YEAR ENDED OCTOBER 31,           1995 TO
                                                     DECEMBER 31,    ------------------------------     OCTOBER 31,
                                                         1999         1999       1998        1997          1996
                                                     ------------    -------    -------     -------     -----------
Net asset value, beginning of period...............     $  1.00      $  1.00    $  1.00     $  1.00       $  1.00
   Net investment income...........................        0.01(A)      0.02(A)    0.03(A)     0.03(A)       0.03(A)
   Less dividends from net investment income.......       (0.01)       (0.02)     (0.03)      (0.03)        (0.03)
                                                        -------      -------    -------     -------       -------
Net asset value, end of period.....................     $  1.00      $  1.00    $  1.00     $  1.00       $  1.00
                                                        -------      -------    -------     -------       -------
Total return (not annualized)......................        0.47%(C)     2.27%      2.75%       2.79%         2.88%(B,C)
                                                        -------      -------    -------     -------       -------
Ratios and supplemental data:
   Net assets, end of period (in thousands)........     $76,076      $81,118    $87,852     $63,883       $49,862
   Ratios to average net assets (annualized):
      Expenses.....................................        1.05%(A)     1.04%(A)    1.04%(A)    1.03%(A)      0.97%(A)
      Net investment income........................        2.77%(A)     2.24%(A)    2.69%(A)    2.75%(A)      2.72%(A)
                                                        -------      -------    -------     -------       -------
   Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager..........        0.03%        0.01%      0.03%       0.01%         0.05%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C)  Not annualized.

--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus

                                                                MUNICIPAL MONEY
                                                                MARKET MILEAGE
                                                                     FUND
                                                               -----------------
                                                               PLATINUM CLASS(B)
                                                               -----------------
                                                               TWO MONTHS ENDED
                                                                 DECEMBER 31,
                                                                     1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                 -----------------
Net asset value, beginning of period........................        $  1.00
                                                                    -------
Income from investment operations:
 Net investment income(A)...................................           0.01
 Dividends from net investment income.......................          (0.01)
                                                                    -------
Net asset value, end of period..............................        $  1.00
                                                                    =======
Total return (not annualized)...............................           0.45%(C)
                                                                    =======
Ratios and supplemental data:
 Net assets, end of period (in thousands)...................        $     1
 Ratios to average net assets (annualized)(A):
   Expenses.................................................           1.10%
   Net investment income....................................           2.74%
 Decrease reflected in above expense ratio due to absorption
   of expenses by the Manager...............................           0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

                                                                   U.S. GOVERNMENT MONEY MARKET FUND
                                                ------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                                ------------------------------------------------------------------------
                                                 TWO MONTHS                                                  NOVEMBER 7,
                                                   ENDED                 YEAR ENDED OCTOBER 31,                1995 TO
                                                DECEMBER 31,       -----------------------------------       OCTOBER 31,
FOR A SHARE OUTSTANDING                             1999            1998         1997(B)                        1996
THROUGHOUT THE PERIOD:                          ------------       -------       -------                     -----------
Net asset value, beginning of period..........    $  1.00          $  1.00       $  1.00       $  1.00         $  1.00
                                                  -------          -------       -------       -------         -------
Net investment income.........................       0.01(A)          0.04(A)       0.05(A)       0.05(A)         0.04(A)
Less dividends from net investment income.....      (0.01)           (0.04)        (0.05)        (0.05)          (0.04)
                                                  -------          -------       -------       -------         -------
Net asset value, end of period................    $  1.00          $  1.00       $  1.00       $  1.00         $  1.00
                                                  =======          =======       =======       =======         =======
Total return (not annualized).................       0.80%(E)         4.09%         4.71%         4.61%           4.58%(C,E)
                                                  =======          =======       =======       =======         =======
Ratios and supplemental data:
 Net assets, end of period (in thousands).....    $78,585          $84,385       $78,412       $68,439         $52,153
 Ratios to average net assets (annualized)(D)
   Expenses...................................       1.02%(A)         1.01%(A)      1.01%(A)      0.99%(A)        1.00%(A)
   Net investment income......................       4.77%(A)         4.01%(A)      4.62%(A)      4.53%(A)        4.35%(A)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results exclude fees waived by the Manager during the year ended October 31, 1998. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 4.62%, respectively.

(E) Not annualized.

--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                                U.S. GOVERNMENT
                                                                 MONEY MARKET
                                                                 MILEAGE FUND
                                                               -----------------
                                                               PLATINUM CLASS(B)
                                                               -----------------
                                                               TWO MONTHS ENDED
                                                                 DECEMBER 31,
                                                                     1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                 -----------------
Net asset value, beginning of period........................        $  1.00
                                                                    -------
Income from investment operations:
 Net investment income(A)...................................           0.01
 Dividends from net investment income.......................          (0.01)
                                                                    -------
Net asset value, end of period..............................        $  1.00
                                                                    =======
Total return (not annualized)...............................           0.80%(C)
                                                                    =======
Ratios and supplemental data:
 Net assets, end of period (in thousands)...................        $     1
 Ratios to average net assets (annualized)(A):
   Expenses.................................................           1.10%
   Net investment income....................................           4.69%
 Decrease reflected in above expense ratio due to absorption
   of expenses by the Manager...............................           0.20%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 388-3344.

ANNUAL REPORT/SEMI-ANNUAL REPORT

The Funds' Annual and Semi-Annual Reports list the Funds' actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that ~significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:

             [GRAPHIC]                                   [GRAPHIC]
           By Telephone:                                  By Mail:
       Call (800) 388-3344                        American AAdvantage Funds
                                                   P.O. Box 619003, MD5645
                                                 DFW Airport, TX 75261-9003

             [GRAPHIC]                                    [GRAPHIC]
             By E-mail:                                On The Internet:
american_aadvantagefunds@amrcorp.com        Visit our website at www.aafunds.com
                                            Visit the SEC website at www.sec.gov

Copies of these documents may also be obtained from the SEC Public Reference Room by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009. The Public Reference Room can be reached at (202) 942-8090.

                                Available through

                              Call, click or come in today.
1-800-934-4448 o tdwaterhouse.com o aol keyword: TD Waterhouse o 170 branches nationwide

                                 TD WATERHOUSE
                                          XPRS YRSLF

                    A LEADING ONLINE FINANCIAL SERVICES FIRM
                  AND THE WORLD'S 2ND LARGEST DISCOUNT BROKER

               AMERICAN                            AMERICAN AADVANTAGE
           AADVANTAGE FUNDS(R)                       MILEAGE FUNDS(R)

        SEC File Number 811-4984                 SEC File Number 811-9018

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.